Consolidated Statements of Shareholders' Equity - USD ($)	Ordinary Shares [Member]	Series A 1 Preferred Stock [Member]	Series B Preferred Stocks [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Stock Subscription [Member]	Retained Earnings [Member]	Divisional Equity [Member]	Total
Balance, December 31, 2020 1 at Dec. 31, 2018								$ 1,229,561	$ 1,229,561
Beginning balance, shares at Dec. 31, 2018
Retrospective impact of STI Common Control Merger				1,229,561				(1,229,561)
Distributions to Affiliate							(589,333)		(589,333)
Issuance of common stock	$ 105,383			2,587,413					2,692,796
Issuance of common stock, shares	5,269,140
Common stock issued upon conversion of convertible notes	$ 1,116			69,924					71,040
Common stock issued upon conversion of convertible notes, shares	55,770
Net loss							(306,153)		(306,153)
Proceeds for prepaid stock issuance
Stock-based compensation expense
Dividends on Series A preferred stock in ordinary shares
Issuance of Series A-1 preferred stock in exchange for commitment fee
Issuance of ordinary shares in MTS Merger
Issuance of ordinary shares in FourCubed Acquisition
Ending balance, value at Dec. 31, 2019	$ 106,499			3,886,898			(895,486)		3,097,911
Ending balance, shares at Dec. 31, 2019	5,324,910
Distributions to Affiliate							(653,570)		(653,570)
Issuance of common stock	$ 69			5,197		(5,266)
Issuance of common stock, shares	3,516
Net loss							(1,139,072)		(1,139,072)
Shares issued to Affiliate in common control merger	$ 108,446			(108,446)
Shares issued to Affiliate in common control merger, shares	5,422,342
Proceeds for prepaid stock issuance				750,000					750,000
Repayment for prepaid stock issuance				(750,000)					(750,000)
Stock-based compensation expense				67,070					67,070
Series A preferred stock discount accretion				(13,321)					(13,321)
Series A preferred stock dividend accretion				(3,507)					(3,507)
Dividends on Series A preferred stock in ordinary shares
Issuance of Series A-1 preferred stock in exchange for commitment fee
Issuance of ordinary shares in MTS Merger
Issuance of ordinary shares in FourCubed Acquisition
Ending balance, value at Dec. 31, 2020	$ 215,014			3,833,891		(5,266)	(2,688,128)		1,355,511
Ending balance, shares at Dec. 31, 2020	10,750,768
Distributions to Affiliate
Net loss							55,644,135		55,644,135
Proceeds for prepaid stock issuance
Stock-based compensation expense				1,656,674					1,656,674
Series A preferred stock discount accretion				(373,560)					(373,560)
Series A preferred stock dividend accretion				(91,192)					(91,192)
Stock option exercises	$ 518			23,745					24,263
Stock option exercises, shares	25,917
Collection of stock subscription						5,266			5,266
Dividends on Series A preferred stock in ordinary shares	$ 1,165			93,535					94,700
Dividends on Series A preferred stock in ordinary shares, shares	51,832
Issuance of Series A-1 preferred stock in exchange for commitment fee		$ 14,020		4,752,707					4,766,727
Issuance of Series A-1 preferred stock in exchange for commitment fee, shares		700,989
Dividends on Series B preferred stock in Series A-1 preferred stock		$ 1,094		(1,094)
Vesting of warrant upon Go Public Transaction	$ 17,007			1,984,670					2,001,677
Dividends on Series B preferred stock in Series A-1 preferred stock, shares	850,330
Conversion of Series A-1 preferred stock into ordinary shares	$ 38,639	$ (38,639)
Conversion of Series A-1 preferred stock into ordinary shares, shares	1,931,945	(1,931,945)
Conversion of Series B preferred stock into ordinary shares	$ 71,361		$ (71,361)
Conversion of Series B preferred stock into ordinary shares, shares	3,568,055		(3,568,055)
Issuance of ordinary shares in MTS Merger	$ 63,258			22,075,774	(29,000)				22,110,032
Issuance of ordinary shares in MTS Merger, shares	3,162,951
Issuance of ordinary shares in FourCubed Acquisition	$ 12,122			1,594,080					1,606,202
Issuance of ordinary shares in FourCubed Acquisition, shares	606,114
Ending balance, value at Dec. 31, 2021	$ 447,346	$ 1,094	$ 2,496	$ 72,101,783	$ (29,000)		$ 58,332,263		$ 14,191,456
Ending balance, shares at Dec. 31, 2021	22,360,987	54,737	124,810